Janus Henderson Small Cap Value Fund Average Annual Total Returns - Class A C S I N R T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.59%	8.88%	9.27%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.19%	5.91%	6.69%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.78%	6.51%	6.67%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.34%	7.10%	7.27%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.68%	7.49%	7.66%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.89%	7.64%	7.81%
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.07%	6.83%	7.00%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.58%	6.10%	6.34%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.15%	5.70%	5.90%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.63%	7.38%	7.55%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.